Share capital	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Share capital
(13)	Share capital

The authorized share capital of the Company consists of 750,000,000 common shares, each with a par value of $0.000004 per share and 250,000,000 preference shares, each with a par value of $0.001 per share. As of December 31, 2014 the Company’s issued share capital was 81,681,131 common shares at a par value of $0.000004.

Share capital represents the nominal value of the shares issued. Each common share is entitled to one vote on all matters upon which the common shares are entitled to vote, including the election of directors. Voting at any meetings of shareholders is by a poll. Our articles of association do not provide for actions by written consent of shareholders.

The holders of our common shares are entitled to receive such dividends as may be declared by our Board. Dividends may be paid only out of profits, which include net earnings and retained earnings undistributed in prior years, and out of share premium.

On December 11, 2014, the Company engaged in a corporate reorganization pursuant to which Avolon Holdings effected the Share Split and the share exchange. The Share split refers to the 246.5528-for-1 subdivision into a lesser par value of the Avolon Holdings outstanding common shares which were 10,000 common shares as at December 11, 2014.

Immediately thereafter, the Company completed the Share Exchange pursuant to which it issued 78,486,853 of its common shares, in exchange for all of the outstanding Class A, Class B and Class C shares of Avolon S.à r.l., such that Avolon S.à r.l. became a direct, wholly owned subsidiary of the Company. As a result of the Share Exchange, the shareholders of Avolon S.à r.l. immediately prior to the Share Exchange constituted all of the shareholders of Avolon Holdings immediately following the Share Exchange and prior to our IPO.

Avolon S.à r.l.’s issued share capital comprised 673,531 Class A shares, 11,400,234 Class B shares and 22,808 Class C shares, each having a par value of one cent United States Dollars (US$0.01). Each share class was considered to be currently redeemable through the ability of the Class B holders to compel Avolon to repurchase and cancel their Class B shares from their representation on the Board of Directors. The Class A and Class C shares had drag along rights, being redeemable pursuant to the redemption of the Class B shares. However, each share class was not considered mandatorily redeemable and accordingly were classified as temporary equity pursuant to ASC 480-10-S99-3A. Avolon S.à r.l. had recorded each share class initially at fair value. Each share class are considered to be currently redeemable and were adjusted to their maximum redemption amount at each balance sheet date. The adjustment was recorded in retained earnings or additional paid-in-capital. Incremental costs directly attributable to the issue of ordinary shares was recognized as a deduction from temporary equity.

All classes of shares in Avolon S.à r.l. were entitled to receive distributions, including as may have been declared by the Board, in proportion to the amounts deemed invested, except that holders of Class A Shares were only entitled to receive distributions in excess of the amounts deemed invested in respect of such Class A shares to the extent that other classes of shares have achieved an agreed pre-determined return. Pursuant to Luxembourg statutory requirements, Avolon S.à r.l. was required to maintain a legal reserve of 5% of cumulative net annual profit for as long as the amount of the legal reserve is less than 10% of Avolon S.à r.l.’s total share capital.

The movement in ordinary share capital through the date of the Company’s initial public offering was as follows:

Issued share capital	Class A shares		Class B shares		Class C shares		Common shares
	Number	Amount (US$ 000s)	Number	Amount (US$ 000s)	Number	Amount (US$ 000s)	Number	Amount (US$ 000s)
At December 31, 2011	2,117,647	21	7,432,794	732,946	50,766	1	—	—
Issued during the year, net of equity raising costs	—	—	3,626,170	381,138	—	—	—	—
Accretion adjustment	—	559	—	28,766	—	129	—	—

At December 31, 2012	2,117,647	580	11,058,964	1,142,850	50,766	130	—	—
Issued during the year, net of equity raising costs	—	—	341,270	34,334	—	—	—	—
Accretion adjustment	—	1,956	—	104,753	—	451	—	—
Share cancellation	(1,444,116)	—	—	—	—	—	—	—

At December 31, 2013	673,531	2,536	11,400,234	1,281,937	50,766	581	—	—

Repurchased during the year	—	—	—	—	(27,958)	(418)	—	—
Issued during the year, net of equity costs	—	—	—	—	—	—	10,000	—

Accretion adjustment	—	1,305	—	69,260	—	232	—	—

At December 11, 2014	673,531	3,841	11,400,234	1,351,197	22,808	395	10,000	—

Share split	—	—	—	—	—	—	2,455,528	—
Share exchange	—	—	—	—	—	—	78,486,853	1,368,131
Issued during the year, net of equity raising costs	—	—	—	—	—	—	728,750	—
At December 31, 2014	—	—	—	—	—	—	81,681,131	1,368,131